Distribution Date:	08/15/25	BBCMS Mortgage Trust 2023-C19
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2023-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt	SPLegalNotices@barclays.com;
				CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-14		www.key.com/key2cre	Surveillance_Inquiries@KeyBank.com
Mortgage Loan Detail (Part 2)	15-16		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Principal Prepayment Detail	17	Special Servicer	K-Star Asset Management LLC
Historical Detail	18		Attention: Lindsey Wright	Lindsey.Wright@KKR.com
Delinquency Loan Detail	19		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
Specially Serviced Loan Detail - Part 1	21		Attention: BBCMS 2023-C19 – Transaction Manager	notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	22-23		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	24	Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	25		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	27	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Supplemental Notes	28		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05553RAA8	5.698000%	5,251,000.00	3,094,986.29	80,827.48	14,696.03	0.00	0.00	95,523.51	3,014,158.81	30.08%	30.00%
A-2A	05553RAB6	5.756000%	120,000,000.00	120,000,000.00	0.00	575,600.00	0.00	0.00	575,600.00	120,000,000.00	30.08%	30.00%
A-2B	05553RAZ3	5.753000%	176,000,000.00	176,000,000.00	0.00	843,773.33	0.00	0.00	843,773.33	176,000,000.00	30.08%	30.00%
A-5	05553RAC4	5.451000%	287,500,000.00	287,500,000.00	0.00	1,305,968.75	0.00	0.00	1,305,968.75	287,500,000.00	30.08%	30.00%
A-SB	05553RAD2	5.700000%	5,800,000.00	5,800,000.00	0.00	27,550.00	0.00	0.00	27,550.00	5,800,000.00	30.08%	30.00%
A-S	05553RAG5	6.070000%	100,861,000.00	100,861,000.00	0.00	510,188.56	0.00	0.00	510,188.56	100,861,000.00	18.17%	18.13%
B	05553RAH3	6.543566%	39,283,000.00	39,283,000.00	0.00	214,209.10	0.00	0.00	214,209.10	39,283,000.00	13.54%	13.50%
C	05553RAJ9	6.595566%	33,974,000.00	33,974,000.00	0.00	186,731.47	0.00	0.00	186,731.47	33,974,000.00	9.53%	9.50%
D-RR	05553RAL4	6.595566%	10,617,000.00	10,617,000.00	0.00	58,354.27	0.00	0.00	58,354.27	10,617,000.00	8.27%	8.25%
E-RR	05553RAN0	6.595566%	8,494,000.00	8,494,000.00	0.00	46,685.62	0.00	0.00	46,685.62	8,494,000.00	7.27%	7.25%
F-RR	05553RAQ3	6.595566%	8,494,000.00	8,494,000.00	0.00	46,685.62	0.00	0.00	46,685.62	8,494,000.00	6.27%	6.25%
G-RR	05553RAS9	6.595566%	14,863,000.00	14,863,000.00	0.00	81,691.58	0.00	0.00	81,691.58	14,863,000.00	4.51%	4.50%
H-RR	05553RAU4	6.595566%	9,556,000.00	9,556,000.00	0.00	54,522.89	0.00	0.00	54,522.89	9,556,000.00	3.38%	3.38%
J-RR*	05553RAW0	6.595566%	28,665,938.00	28,665,938.00	0.00	7,508.29	0.00	0.00	7,508.29	28,665,938.00	0.00%	0.00%
R	05553RAX8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05553RBB5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			849,358,938.00	847,202,924.29	80,827.48	3,974,165.51	0.00	0.00	4,054,992.99	847,122,096.81

X-A	05553RAE0	0.989331%	594,551,000.00	592,394,986.29	0.00	488,395.56	0.00	0.00	488,395.56	592,314,158.81
X-B	05553RAF7	0.392824%	140,144,000.00	140,144,000.00	0.00	45,876.55	0.00	0.00	45,876.55	140,144,000.00
Notional SubTotal			734,695,000.00	732,538,986.29	0.00	534,272.11	0.00	0.00	534,272.11	732,458,158.81

Deal Distribution Total					80,827.48	4,508,437.62	0.00	0.00	4,589,265.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05553RAA8	589.40892973	15.39277852	2.79871072	0.00000000	0.00000000	0.00000000	0.00000000	18.19148924	574.01615121
A-2A	05553RAB6	1,000.00000000	0.00000000	4.79666667	0.00000000	0.00000000	0.00000000	0.00000000	4.79666667	1,000.00000000
A-2B	05553RAZ3	1,000.00000000	0.00000000	4.79416665	0.00000000	0.00000000	0.00000000	0.00000000	4.79416665	1,000.00000000
A-5	05553RAC4	1,000.00000000	0.00000000	4.54250000	0.00000000	0.00000000	0.00000000	0.00000000	4.54250000	1,000.00000000
A-SB	05553RAD2	1,000.00000000	0.00000000	4.75000000	0.00000000	0.00000000	0.00000000	0.00000000	4.75000000	1,000.00000000
A-S	05553RAG5	1,000.00000000	0.00000000	5.05833335	0.00000000	0.00000000	0.00000000	0.00000000	5.05833335	1,000.00000000
B	05553RAH3	1,000.00000000	0.00000000	5.45297202	0.00000000	0.00000000	0.00000000	0.00000000	5.45297202	1,000.00000000
C	05553RAJ9	1,000.00000000	0.00000000	5.49630512	0.00000000	0.00000000	0.00000000	0.00000000	5.49630512	1,000.00000000
D-RR	05553RAL4	1,000.00000000	0.00000000	5.49630498	0.00000000	0.00000000	0.00000000	0.00000000	5.49630498	1,000.00000000
E-RR	05553RAN0	1,000.00000000	0.00000000	5.49630563	0.00000000	0.00000000	0.00000000	0.00000000	5.49630563	1,000.00000000
F-RR	05553RAQ3	1,000.00000000	0.00000000	5.49630563	0.00000000	0.00000000	0.00000000	0.00000000	5.49630563	1,000.00000000
G-RR	05553RAS9	1,000.00000000	0.00000000	5.49630492	0.00000000	0.00000000	0.00000000	0.00000000	5.49630492	1,000.00000000
H-RR	05553RAU4	1,000.00000000	0.00000000	5.70561846	(0.20931247)	0.00000000	0.00000000	0.00000000	5.70561846	1,000.00000000
J-RR	05553RAW0	1,000.00000000	0.00000000	0.26192375	5.23438166	47.56525183	0.00000000	0.00000000	0.26192375	1,000.00000000
R	05553RAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05553RBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05553RAE0	996.37371107	0.00000000	0.82145276	0.00000000	0.00000000	0.00000000	0.00000000	0.82145276	996.23776398
X-B	05553RAF7	1,000.00000000	0.00000000	0.32735294	0.00000000	0.00000000	0.00000000	0.00000000	0.32735294	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/25 - 07/30/25	30	0.00	14,696.03	0.00	14,696.03	0.00	0.00	0.00	14,696.03	0.00
A-2A	07/01/25 - 07/30/25	30	0.00	575,600.00	0.00	575,600.00	0.00	0.00	0.00	575,600.00	0.00
A-2B	07/01/25 - 07/30/25	30	0.00	843,773.33	0.00	843,773.33	0.00	0.00	0.00	843,773.33	0.00
A-5	07/01/25 - 07/30/25	30	0.00	1,305,968.75	0.00	1,305,968.75	0.00	0.00	0.00	1,305,968.75	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	27,550.00	0.00	27,550.00	0.00	0.00	0.00	27,550.00	0.00
X-A	07/01/25 - 07/30/25	30	0.00	488,395.56	0.00	488,395.56	0.00	0.00	0.00	488,395.56	0.00
X-B	07/01/25 - 07/30/25	30	0.00	45,876.55	0.00	45,876.55	0.00	0.00	0.00	45,876.55	0.00
A-S	07/01/25 - 07/30/25	30	0.00	510,188.56	0.00	510,188.56	0.00	0.00	0.00	510,188.56	0.00
B	07/01/25 - 07/30/25	30	0.00	214,209.10	0.00	214,209.10	0.00	0.00	0.00	214,209.10	0.00
C	07/01/25 - 07/30/25	30	0.00	186,731.47	0.00	186,731.47	0.00	0.00	0.00	186,731.47	0.00
D-RR	07/01/25 - 07/30/25	30	0.00	58,354.27	0.00	58,354.27	0.00	0.00	0.00	58,354.27	0.00
E-RR	07/01/25 - 07/30/25	30	0.00	46,685.62	0.00	46,685.62	0.00	0.00	0.00	46,685.62	0.00
F-RR	07/01/25 - 07/30/25	30	0.00	46,685.62	0.00	46,685.62	0.00	0.00	0.00	46,685.62	0.00
G-RR	07/01/25 - 07/30/25	30	0.00	81,691.58	0.00	81,691.58	0.00	0.00	0.00	81,691.58	0.00
H-RR	07/01/25 - 07/30/25	30	1,989.26	52,522.69	0.00	52,522.69	(2,000.19)	0.00	0.00	54,522.89	0.00
J-RR	07/01/25 - 07/30/25	30	1,206,821.04	157,556.75	0.00	157,556.75	150,048.46	0.00	0.00	7,508.29	1,363,502.56
Totals			1,208,810.30	4,656,485.88	0.00	4,656,485.88	148,048.27	0.00	0.00	4,508,437.62	1,363,502.56

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	4,589,265.10
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,671,206.75	Master Servicing Fee	5,309.85
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,339.13
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	364.77
ARD Interest	0.00	Operating Advisor Fee	1,488.25
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	218.86
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,671,206.75	Total Fees	14,720.86

Principal		Expenses/Reimbursements
Scheduled Principal	80,827.48	Reimbursement for Interest on Advances	3,802.95
Unscheduled Principal Collections		ASER Amount	106,794.11
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	37,451.21
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	80,827.48	Total Expenses/Reimbursements	148,048.27

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,508,437.62
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	80,827.48
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,589,265.10
Total Funds Collected	4,752,034.23	Total Funds Distributed	4,752,034.23

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	847,202,925.01	847,202,925.01	Beginning Certificate Balance	847,202,924.29
(-) Scheduled Principal Collections	80,827.48	80,827.48	(-) Principal Distributions	80,827.48
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	847,122,097.53	847,122,097.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	847,237,451.21	847,237,451.21	Ending Certificate Balance	847,122,096.81
Ending Actual Collateral Balance	847,156,855.49	847,156,855.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.72)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.72)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.60%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	5	18,855,530.54	2.23%	91	6.8737	1.727174	1.39 or less	11	144,950,633.40	17.11%	77	6.2249	1.141883
5,000,000 to 9,999,999	9	67,237,722.77	7.94%	91	6.8195	1.299289	1.40 to 1.69	8	170,367,186.37	20.11%	91	6.5785	1.510164
10,000,000 to 19,999,999	10	127,186,236.68	15.01%	82	6.7620	2.378182	1.70 to 1.79	7	166,991,663.23	19.71%	56	6.2406	1.757103
20,000,000 to 29,999,999	13	321,475,940.54	37.95%	57	6.4415	1.916574	1.80 to 1.89	1	18,250,000.00	2.15%	92	6.4300	1.890000
30,000,000 to 39,999,999	3	97,866,667.00	11.55%	72	6.1064	1.881839	1.90 to 1.99	2	36,400,000.00	4.30%	47	7.0010	1.930989
40,000,000 to 47,499,999	4	160,000,000.00	18.89%	61	6.0533	1.662500	2.00 to 2.49	11	220,626,259.61	26.04%	54	6.3414	2.213510
47,500,000 or higher	1	54,500,000.00	6.43%	92	6.2190	1.430000	2.50 or more	5	89,536,354.92	10.57%	79	6.5626	2.873435
Totals	45	847,122,097.53	100.00%	69	6.4029	1.849363	Totals	45	847,122,097.53	100.00%	69	6.4029	1.849363
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	1,484,999.67	0.18%	91	6.9700	2.100000	West Virginia	1	166,085.49	0.02%	91	6.9700	2.100000
Arizona	1	65,000,000.00	7.67%	31	6.2142	1.780000	Totals	109	847,122,097.53	100.00%	69	6.4029	1.849363
California	32	161,612,493.08	19.08%	86	6.6358	1.595660
									Property Type³
Connecticut	1	424,058.82	0.05%	31	6.1380	2.220000
Florida	6	2,095,941.18	0.25%	31	6.1380	2.220000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	5	3,136,126.92	0.37%	66	6.6279	2.149347		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	6	40,315,747.58	4.76%	92	6.1995	1.860046	Industrial	16	148,587,941.17	17.54%	86	6.9810	1.820466
Iowa	2	4,311,249.19	0.51%	89	6.4400	2.550000	Lodging	13	75,785,932.14	8.95%	90	7.1584	2.484402
Kansas	3	8,259,259.34	0.97%	88	6.8050	1.560000	Mixed Use	6	162,838,940.54	19.22%	80	6.3249	1.320986
Louisiana	1	1,742,325.02	0.21%	92	6.8300	1.320000	Mobile Home Park	11	4,542,926.63	0.54%	91	6.9700	2.100000
Maine	1	28,192,000.00	3.33%	82	4.9200	1.720000	Multi-Family	9	49,412,000.00	5.83%	86	5.8021	1.497623
Maryland	1	7,920,000.00	0.93%	92	6.7200	1.590000	Office	13	133,212,118.65	15.73%	40	5.9500	2.006619
Missouri	2	5,273,003.23	0.62%	89	6.4400	2.550000	Other	1	26,400,000.00	3.12%	31	7.0620	1.920000
Nevada	3	780,882.35	0.09%	31	6.1380	2.220000	Retail	40	246,342,238.41	29.08%	61	6.1577	1.988962
New Jersey	4	165,719,686.91	19.56%	91	6.6499	2.116457	Totals	109	847,122,097.53	100.00%	69	6.4029	1.849363
New York	7	95,558,940.54	11.28%	43	6.4969	1.831783
North Carolina	4	19,401,130.84	2.29%	89	6.9278	1.634143
Ohio	1	7,379,693.30	0.87%	92	7.2500	1.410000
Oklahoma	3	7,075,799.48	0.84%	57	6.4435	1.917718
Pennsylvania	12	46,397,347.59	5.48%	53	6.2873	2.044504
South Carolina	1	195,394.69	0.02%	91	6.9700	2.100000
Texas	4	79,959,653.41	9.44%	61	6.3294	1.831143
Virginia	2	41,970,278.91	4.95%	34	6.0942	2.158689
Washington	1	22,750,000.00	2.69%	91	5.7420	2.120000
Washington, DC	1	30,000,000.00	3.54%	28	6.0500	1.220000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.99999 or less	1	28,192,000.00	3.33%	82	4.9200	1.720000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.00000 to 5.50000	1	6,450,000.00	0.76%	92	5.4700	0.980000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.50001 to 5.99999	7	173,000,001.00	20.42%	60	5.8888	1.820809	25 months or greater	45	847,122,097.53	100.00%	69	6.4029	1.849363
	6.00000 to 6.49999	13	370,150,000.00	43.69%	65	6.1596	1.861605	Totals	45	847,122,097.53	100.00%	69	6.4029	1.849363
	6.50000 to 7.00000	10	73,921,253.23	8.73%	90	6.8223	1.524326
	7.00001 or greater	13	195,408,843.30	23.07%	73	7.4049	2.021772
	Totals	45	847,122,097.53	100.00%	69	6.4029	1.849363
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	109 months or less	45	847,122,097.53	100.00%	69	6.4029	1.849363	Interest Only	34	728,067,001.00	85.95%	68	6.2687	1.794139
110 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	354 months or less	11	119,055,096.53	14.05%	76	7.2236	2.187079
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	355 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	847,122,097.53	100.00%	69	6.4029	1.849363	Totals	45	847,122,097.53	100.00%	69	6.4029	1.849363
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	78,900,826.07	9.31%	92	6.3567	1.586011			No outstanding loans in this group
	12 months or less	36	722,446,584.54	85.28%	65	6.3453	1.834558
	13 months to 24 months	6	45,774,686.92	5.40%	89	7.3912	2.536971
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	847,122,097.53	100.00%	69	6.4029	1.849363
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1-A-2-C1	10245641	1	RT	Scottsdale	AZ	Actual/360	6.214%	214,046.39	0.00	0.00	N/A	03/06/28	--	40,000,000.00	40,000,000.00	08/06/25
1-A-2-C3-1	10245642	1				Actual/360	6.214%	133,778.99	0.00	0.00	N/A	03/06/28	--	25,000,000.00	25,000,000.00	08/06/25
2-A-4	10245643	1	MU	West Hollywood	CA	Actual/360	5.941%	204,636.90	0.00	0.00	N/A	02/06/33	--	40,000,000.00	40,000,000.00	08/06/25
2-A-8	10245644	1				Actual/360	5.941%	127,898.07	0.00	0.00	N/A	02/06/33	--	25,000,000.00	25,000,000.00	08/06/25
3	10245645	1	MU	Fort Lee	NJ	Actual/360	6.219%	291,861.13	0.00	0.00	N/A	04/06/33	--	54,500,000.00	54,500,000.00	06/06/24
4-A-1-1	10245646	1	RT	Blackwood	NJ	Actual/360	6.124%	193,359.63	0.00	0.00	N/A	03/01/33	--	36,666,667.00	36,666,667.00	08/01/25
4-A-2-1	10245648	1				Actual/360	6.124%	70,312.59	0.00	0.00	N/A	03/01/33	--	13,333,333.00	13,333,333.00	08/01/25
5-A-3-1	10245650	1	IN	Rialto	CA	Actual/360	7.610%	163,826.39	0.00	0.00	N/A	12/06/32	--	25,000,000.00	25,000,000.00	08/06/25
5-A-5	10245651	1				Actual/360	7.610%	131,061.11	0.00	0.00	N/A	12/06/32	--	20,000,000.00	20,000,000.00	08/06/25
5-A-7	10245652	1				Actual/360	7.610%	19,659.17	0.00	0.00	N/A	12/06/32	--	3,000,000.00	3,000,000.00	08/06/25
6-A-13-1	10245654	1	RT	Valley Stream	NY	Actual/360	5.899%	126,992.36	0.00	0.00	N/A	01/06/28	--	25,000,000.00	25,000,000.00	08/06/25
6-A-5	10245653	1				Actual/360	5.899%	109,213.43	0.00	0.00	N/A	01/06/28	--	21,500,000.00	21,500,000.00	08/06/25
7-A-1	10245655	1	OF	Herndon	VA	Actual/360	6.058%	208,664.44	0.00	0.00	N/A	03/05/28	--	40,000,000.00	40,000,000.00	08/05/25
8	10245658	1	RT	Fort Worth	TX	Actual/360	6.000%	206,666.67	0.00	0.00	N/A	03/06/33	--	40,000,000.00	40,000,000.00	08/06/25
9-A-1-2	10245659	1	OF	Various	Various	Actual/360	5.875%	116,357.64	0.00	0.00	N/A	02/06/28	--	23,000,000.00	23,000,000.00	08/06/25
9-A-2	10245660	1				Actual/360	5.875%	79,679.69	0.00	0.00	N/A	02/06/28	--	15,750,001.00	15,750,001.00	08/06/25
10-A-3	10245661	1	IN	Parsippany	NJ	Actual/360	7.260%	184,424.17	0.00	0.00	N/A	04/06/33	--	29,500,000.00	29,500,000.00	08/06/25
10-A-4	10245662	1				Actual/360	7.260%	53,139.17	0.00	0.00	N/A	04/06/33	--	8,500,000.00	8,500,000.00	08/06/25
11	10245663	1	IN	Mount Vernon	IL	Actual/360	6.140%	164,961.33	0.00	0.00	04/06/33	04/06/38	--	31,200,000.00	31,200,000.00	01/06/25
12	10245664	1	OF	Washington	DC	Actual/360	6.050%	156,291.67	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	08/06/25
13	10245665	1	MU	New York	NY	Actual/360	7.490%	178,447.03	33,456.79	0.00	N/A	12/06/27	--	27,667,397.33	27,633,940.54	08/06/25
14	10245666	1	MF	Portland	ME	Actual/360	4.920%	119,440.11	0.00	0.00	N/A	06/01/32	--	28,192,000.00	28,192,000.00	08/01/25
15	10245667	1	98	Bryan	TX	Actual/360	7.062%	160,542.80	0.00	0.00	N/A	03/01/28	--	26,400,000.00	26,400,000.00	08/01/25
16-A-2-1	10245668	1	LO	Atlantic City	NJ	Actual/360	7.795%	77,979.56	7,463.96	0.00	N/A	11/06/32	--	11,617,307.42	11,609,843.46	06/06/25
16-A-2-2	10245669	1				Actual/360	7.795%	77,979.56	7,463.96	0.00	N/A	11/06/32	--	11,617,307.42	11,609,843.46	06/06/25
17	10245670	1	OF	Bellevue	WA	Actual/360	5.742%	112,487.38	0.00	0.00	N/A	03/06/33	--	22,750,000.00	22,750,000.00	08/06/25
18	10244199	1	Various Various		Various	Actual/360	6.138%	118,923.75	0.00	0.00	N/A	03/11/28	--	22,500,000.00	22,500,000.00	07/11/25
19	10245671	1	RT	Yorba Linda	CA	Actual/360	6.430%	101,049.24	0.00	0.00	N/A	04/06/33	--	18,250,000.00	18,250,000.00	08/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20	10245672	1	LO	Various	Various	Actual/360	6.440%	77,083.22	0.00	0.00	N/A	01/06/33	--	13,900,000.00	13,900,000.00	08/06/25
21	10245673	1	IN	Various	Various	Actual/360	6.805%	67,388.40	0.00	0.00	N/A	12/06/32	--	11,500,000.00	11,500,000.00	08/06/25
22	10245674	1	LO	Hesperia	CA	Actual/360	7.315%	69,763.71	7,821.03	0.00	N/A	04/01/33	--	11,075,314.10	11,067,493.07	08/01/25
23	10245675	1	LO	Wake Forest	NC	Actual/360	6.922%	60,641.64	8,005.88	0.00	N/A	04/01/33	--	10,173,728.57	10,165,722.69	08/01/25
24	10245676	1	LO	Mechanicsburg	PA	Actual/360	6.840%	58,900.00	0.00	0.00	N/A	02/06/33	--	10,000,000.00	10,000,000.00	08/06/25
25	10245677	1	IN	Pomona	CA	Actual/360	6.570%	55,443.50	0.00	0.00	N/A	02/01/33	--	9,800,000.00	9,800,000.00	08/01/25
26	10245678	1	MU	Frederick	MD	Actual/360	6.720%	45,830.40	0.00	0.00	N/A	04/01/33	--	7,920,000.00	7,920,000.00	08/01/25
27	10245679	1	LO	Smithfield	NC	Actual/360	7.032%	45,043.88	5,682.55	0.00	N/A	04/01/33	--	7,438,712.02	7,433,029.47	08/01/25
28	10245680	1	Various Philadelphia		PA	Actual/360	7.000%	45,690.56	0.00	0.00	N/A	02/06/33	--	7,580,000.00	7,580,000.00	07/06/24
29	10245681	1	RT	Northfield	OH	Actual/360	7.250%	46,099.19	4,381.85	0.00	N/A	04/06/33	--	7,384,075.15	7,379,693.30	08/06/25
30	10245682	1	MU	Brooklyn	NY	Actual/360	5.470%	30,381.29	0.00	0.00	N/A	04/06/33	--	6,450,000.00	6,450,000.00	07/06/25
31	10245683	1	MF	Brooklyn	NY	Actual/360	7.120%	38,472.72	0.00	0.00	N/A	03/06/33	--	6,275,000.00	6,275,000.00	07/06/24
32	10245684	1	MF	Brooklyn	NY	Actual/360	6.850%	34,801.81	0.00	0.00	N/A	02/06/33	--	5,900,000.00	5,900,000.00	07/06/24
33	10242027	1	RT	Plainfield	IL	Actual/360	6.370%	26,329.33	0.00	0.00	N/A	04/01/33	--	4,800,000.00	4,800,000.00	08/01/25
34	10245685	1	MH	Various	Various	Actual/360	6.970%	27,287.73	3,555.21	0.00	N/A	03/06/33	--	4,546,481.82	4,542,926.61	08/06/25
35	10241659	1	RT	Various	Various	Actual/360	6.830%	21,852.89	2,996.25	0.00	N/A	04/01/33	--	3,715,600.18	3,712,603.93	08/01/25
36	10245686	1	MF	Brooklyn	NY	Actual/360	6.850%	16,516.11	0.00	0.00	N/A	02/06/33	--	2,800,000.00	2,800,000.00	10/06/24
Totals								4,671,206.75	80,827.48	0.00				847,202,925.01	847,122,097.53
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A-2-C1	1	79,287,434.75	80,025,666.20	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-2-C3-1	1	79,287,434.75	80,025,666.20	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-4	1	23,923,224.00	5,219,230.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-8	1	23,923,224.00	5,219,230.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	0.00	0.00	--	--	12/11/24	13,625,000.00	642,306.92	218,202.45	3,366,159.71	1,777,185.99	0.00
4-A-1-1	1	10,684,111.26	12,376,946.04	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-2-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-3-1	1	12,857,323.00	17,360,662.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-5	1	12,857,323.00	17,360,662.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-7	1	12,857,323.00	17,360,662.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-13-1	1	49,131,091.00	50,442,621.32	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-5	1	49,131,091.00	50,442,621.32	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A-1	1	8,153,086.29	8,238,339.01	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	4,821,449.51	2,136,329.17	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9-A-1-2	1	5,835,402.48	9,187,419.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9-A-2	1	37,098,644.56	40,837,067.48	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10-A-3	1	8,665,238.90	11,216,948.75	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10-A-4	1	8,665,238.90	11,216,948.75	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	0.00	3,470,078.17	01/01/24	12/31/24	--	0.00	0.00	164,547.58	1,127,587.00	0.00	0.00
12	1	7,479,988.00	7,842,740.69	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	0.00	19,779,529.66	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	4,700,948.00	4,800,945.50	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	3,213,751.95	3,689,008.17	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16-A-2-1	1	0.00	17,378,657.00	01/01/23	12/31/23	--	0.00	0.00	85,289.46	170,837.82	0.00	0.00
16-A-2-2	1	0.00	17,378,657.00	01/01/23	12/31/23	--	0.00	0.00	85,289.46	170,837.82	0.00	0.00
17	1	2,921,648.19	3,093,764.84	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	61,603,080.00	46,920,871.72	01/01/24	09/30/24	--	0.00	0.00	118,681.56	118,681.56	0.00	0.00
19	1	2,351,280.12	1,180,720.13	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	1	7,205,041.30	6,324,807.35	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	7,859,328.00	5,099,516.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,577,283.79	1,587,913.22	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,523,459.73	1,483,545.19	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	797,766.42	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	828,243.92	897,570.15	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	921,824.46	899,070.73	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	628,085.83	593,452.51	07/01/23	06/30/24	01/13/25	1,895,000.00	89,506.78	34,171.48	493,853.29	48,955.71	0.00
29	1	0.00	841,377.08	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	0.00	359,845.65	04/01/24	03/31/25	--	0.00	0.00	30,367.40	30,367.40	0.00	0.00
31	1	0.00	150,396.95	07/01/23	09/30/23	01/13/25	1,568,750.00	75,367.64	28,774.71	415,842.08	145,691.59	0.00
32	1	0.00	518,124.31	07/01/23	06/30/24	01/13/25	1,475,000.00	68,175.44	26,026.29	376,156.18	111,872.27	0.00
33	1	662,102.60	650,271.56	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	775,270.69	792,856.69	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	430,337.67	215,169.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	0.00	108,849.28	01/01/24	06/30/24	07/11/25	700,000.00	8,121.89	12,351.46	153,756.25	8,324.08	0.00
Totals		531,860,314.65	565,522,524.26				19,263,750.00	883,478.67	803,701.85	6,424,079.11	2,092,029.64	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	2	23,219,686.92	0	0.00	6	108,255,000.00	4	71,155,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.402891%	6.382712%	69
07/17/25	2	23,234,614.84	0	0.00	6	108,255,000.00	1	54,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.402984%	6.382806%	70
06/17/25	0	0.00	2	23,254,444.88	6	108,255,000.00	1	54,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.403100%	6.382922%	71
05/16/25	2	23,269,141.04	0	0.00	6	108,255,000.00	1	54,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.403192%	6.383014%	72
04/17/25	2	23,288,748.26	1	31,200,000.00	5	77,055,000.00	1	54,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.403306%	6.383129%	73
03/17/25	3	54,503,215.70	0	0.00	5	77,055,000.00	1	54,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.403392%	6.383215%	74
02/18/25	0	0.00	0	0.00	5	77,055,000.00	1	54,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.403541%	6.383366%	75
01/17/25	0	0.00	1	2,800,000.00	4	74,255,000.00	1	54,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.403626%	6.383451%	76
12/17/24	1	2,800,000.00	0	0.00	4	74,255,000.00	1	54,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.403710%	6.383535%	77
11/18/24	1	2,800,000.00	0	0.00	4	74,255,000.00	1	54,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.403815%	6.383641%	78
10/18/24	0	0.00	3	19,755,000.00	1	54,500,000.00	1	54,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.403898%	6.383724%	79
09/17/24	4	22,555,000.00	1	54,500,000.00	0	0.00	1	54,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.404002%	6.383828%	80
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	10245645	06/06/24	13	6	218,202.45	3,366,159.71	2,370,166.68	54,500,000.00	01/18/24	2		06/03/24
11	10245663	01/06/25	6	6	164,547.58	1,127,587.00	0.00	31,200,000.00	04/09/25	98
16-A-2-1	10245668	06/06/25	1	1	85,289.46	170,837.82	0.00	11,627,222.44	05/05/25	13
16-A-2-2	10245669	06/06/25	1	1	85,289.46	170,837.82	0.00	11,627,222.44	05/05/25	13
18	10244199	07/11/25	0	B	118,681.56	118,681.56	0.00	22,500,000.00	03/31/25	11
28	10245680	07/06/24	12	6	34,171.48	493,853.29	95,951.96	7,580,000.00	02/05/24	5		01/15/25
30	10245682	07/06/25	0	B	30,367.40	30,367.40	5,356.36	6,450,000.00
31	10245683	07/06/24	12	6	28,774.71	415,842.08	179,624.35	6,275,000.00	02/05/24	5		12/19/24
32	10245684	07/06/24	12	6	26,026.29	376,156.18	119,821.73	5,900,000.00	02/05/24	5
36	10245686	10/06/24	9	6	12,351.46	153,756.25	39,642.70	2,800,000.00	01/09/25	5		05/20/25
Totals					803,701.85	6,424,079.11	2,810,563.78	160,459,444.88
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		296,783,942	296,783,942	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		550,338,156	418,863,469	60,319,687		71,155,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	847,122,098	715,647,411	23,219,687	0	53,755,000	54,500,000
Jul-25	847,202,925	715,713,310	23,234,615	0	53,755,000	54,500,000
Jun-25	847,302,658	715,793,213	0	23,254,445	53,755,000	54,500,000
May-25	847,382,345	715,858,204	23,269,141	0	53,755,000	54,500,000
Apr-25	847,480,981	715,937,233	23,288,748	31,200,000	22,555,000	54,500,000
Mar-25	847,555,286	715,997,070	54,503,216	0	22,555,000	54,500,000
Feb-25	847,683,159	770,628,159	0	0	22,555,000	54,500,000
Jan-25	847,756,185	770,701,185	0	2,800,000	19,755,000	54,500,000
Dec-24	847,828,750	770,773,750	2,800,000	0	19,755,000	54,500,000
Nov-24	847,918,916	770,863,916	2,800,000	0	19,755,000	54,500,000
Oct-24	847,990,452	773,735,452	0	19,755,000	0	54,500,000
Sep-24	848,079,629	771,024,629	22,555,000	0	0	54,500,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	10245645	54,500,000.00	54,500,000.00	84,000,000.00	10/19/22	5,073,487.00	1.43000	--	04/06/33	I/O
11	10245663	31,200,000.00	31,200,000.00	52,500,000.00	02/08/23	3,470,078.17	1.78000	12/31/24	04/06/38	I/O
16-A-2-1	10245668	11,609,843.46	11,627,222.44	140,000,000.00	08/03/22	16,068,499.00	3.84000	12/31/23	11/06/32	326
16-A-2-2	10245669	11,609,843.46	11,627,222.44	140,000,000.00	08/03/22	16,068,499.00	3.84000	12/31/23	11/06/32	326
18	10244199	22,500,000.00	22,500,000.00	1,051,080,000.00	--	44,259,891.97	2.22000	09/30/24	03/11/28	I/O
22	10245674	11,067,493.07	11,067,493.07	14,300,000.00	04/01/24	1,533,557.31	1.47000	--	04/01/33	331
28	10245680	7,580,000.00	7,580,000.00	10,850,000.00	12/19/22	588,377.47	1.09000	06/30/24	02/06/33	I/O
31	10245683	6,275,000.00	6,275,000.00	9,000,000.00	12/20/22	149,696.95	1.31000	09/30/23	03/06/33	I/O
32	10245684	5,900,000.00	5,900,000.00	8,150,000.00	12/20/22	515,499.31	1.25000	06/30/24	02/06/33	I/O
36	10245686	2,800,000.00	2,800,000.00	4,550,000.00	12/20/22	108,324.28	1.11000	06/30/24	02/06/33	I/O
Totals		165,042,179.99	165,076,937.95	1,514,430,000.00		87,835,910.46

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	10245645	MU	NJ	01/18/24	2

The Loan transferred to special servicing effective 1/18/24 due to various ongoing issues with the loan/collateral (including payment default). Interest is currently paid to 6/6/2024 (debt has been accelerated). The property experienced a casualty loss in Q2 2023. Cash flows at the property decreased and ceased covering waterfall obligations. One of the parking structures was closed by the municipality. Foreclosure complaint and motion for receiver filed early June 2024. Receiver appointed 7/12/2024. Rec eiver evaluation of the asset remains ongoing, though several projects (HVAC, parking garage, etc.) are in process. Special Servicer has completed pre-foreclosure diligence and is moving toward title acquisition.

	Updated appraisal is beingfinalized.

11	10245663	IN	IL	04/09/25	98

Loan transferred to Special Servicing effective 4/9/25 due to payment default. Collateral is a 724,424 sf industrial property located in Mount Vernon, IL which is 100% occupied by Walgreens Boots Alliance and utilized as a regional distribution center. De bt Service currently paid to 1/1/25. Hello Letter has been noticed and PNL is executed as of 4/23/2025. Legal counsel has been engaged on behalf of the Trust. Servicer is currently reviewing Borrower's proposal to bring current and

	reinstate theLoan.

16-A-2-1	10245668	LO	NJ	05/05/25	13
	Loan has recently transferred to SS, we are attempting to reach out to the borrower(s). Lender has received a signed PNL and DD. Lender is reviewing DD and working to implement cash management.

16-A-2-2	10245669	Various	Various	05/05/25	13
	Loan has recently transferred to SS, we are attempting to reach out to the borrower(s). Lender has received a signed PNL and DD. Lender is reviewing DD and working to implement cash management.

18	10244199	Various	Various	03/31/25	11

The Loan transferred to SS on 3/31/25 due to a potential default associated with properties with a total ALA representing over 40% of total $425MM ALA having been rejected in BK court. The subject Loan is a $425MM1st lien, fixed-rate, interest-only,mortg age loan. The $425MM Loan is comprised of 9 notes, secured by the fee and leasehold interest in 42, primarily grocery store properties. The 42 Properties, which were 100% leased to six tenants, pursuant to triple net (GÇ

£NNNGÇ¥) leases, consisted of 31 r etail Properties, 7 industrial, and 4 office Properties located in 8 states. In 3Q24, the tenants in the 3 largest properties filed BK. The BKGÇÖs ultimately resulted in the rejection of leases on 9 of the pools 42 properties by 3/31/25. Those lease rej ections represented 45% of the Loan GÇÖs ALA. The Borrower contacted the Master in 3/25 and self-reported. The 2023 UW appraisals have GÇ£go darkGÇ¥ values that allow the Trust to quantify the potential diminution of value associated with the subject bu ildings going dark. The go dark values indicate a drop $178.1MM. The Borrower entered into a 6-mos. forbearance, which requires the Loan remains current, while the Borrower works to get below the 40% level. The Borrower GÇÖsmarketing efforts for the 9 dark properties produced sale of the smallest dark property (ALA $250M) in June. Lender and Borrower working on modification that will incentivize the Borrower to sell

	the dark properties ASAP and improve the Loan GÇÖs performance.

22	10245674	LO	CA	01/31/24	9

Loan transferred to SS on 1/31/2024 as a result of Monetary Default. The Loan is secured by a 100 key limited-service hotel located in Hesperia, CA. Legal counsel was engaged and the notice of default was sent. The Loan is performing

	pursuant to the terms of the executed Reinstatement Agreement. The RTM is in process for this loan.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
28	10245680	Various	PA	02/05/24	5

The Loan transferred to special servicing effective 2/7/2024 due to payment default. The loan is currently due for the 9/6/2024 payment. Other amounts (including costs/expenses/default interest/late charges)) have not been paid. The loan is secured by a f ive-building multifamily portfolio in Philadelphia, PA totaling 28-units (and one retail space). Special Servicer was seeking to resume reinstatement discussions, though the loan has remained delinquent. Legal counsel has been engaged and the debt formall y demanded and accelerated. Foreclosure filed January 2025. Updated appraisal is being finalized. Note sale effort launched late June 2025 and is currently in the best and final round.

31	10245683	MF	NY	02/05/24	5

The Loan transferred to special servicing effective 2/7/2024 due to payment default. The loan is currently due for the 8/6/2024 payment. Other amounts (including costs/expenses/default interest/late charges) have not been paid. The Loan is secured bytwo a partment buildings totaling 16-units in Brooklyn, NY. Special Servicer was seeking to resume reinstatement discussions, though the loan has remained delinquent. Legal counsel has been engaged and the debt formally demanded and accelerated. Foreclosure com plaint filed December 2024. Updated appraisal is being finalized. Note sale effort launched late June 2025 and is currently in the best and final round.

32	10245684	MF	NY	02/05/24	5

The Loan transferred to special servicing effective 2/7/2024 due to payment default. The loan is secured by a 15-unit multifamily property in the Park Slope neighborhood of Brooklyn, NY. The loan is currently due for the 8/6/2024 payment. Other amounts (i ncluding costs/expenses/default interest/late charges) have not been paid. Special Servicer was seeking to resume reinstatement discussions, though the loan has remained delinquent. Legal counsel has been engaged and the debt formally demanded and acceler ated. Foreclosure complaint filed December 2024. Updated appraisal is being finalized. Note sale effort launched late June 2025 and is currently in the best and final round.

36	10245686	MF	NY	01/09/25	5

The Loan transferred to special servicing effective 1/9/2025 due to payment default. The loan is currently due for the 11/6/2024 payment Other amounts (including costs/expenses/default interest/late charges) have not been paid. The loan is secured bya 6-u nit multifamily building in Brooklyn, NY. Contact has been made with Borrower and PNA executed. Legal counsel has been engaged, the debt formally demanded and accelerated, and foreclosure filed. Appraisal is being finalized. Note sale effort launched lat e June 2025 and is currently in the best and final round.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	11,732.64	0.00	0.00	72,935.95	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	6,716.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16-A-2-1	0.00	0.00	5,001.90	0.00	0.00	0.00	0.00	0.00	694.03	0.00	0.00	0.00
16-A-2-2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	694.03	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,378.15	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	11,418.56	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	36.74	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	9,614.80	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	8,697.28	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	4,127.52	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	37,451.21	0.00	0.00	106,794.11	0.00	0.00	3,802.95	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		148,048.27

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Supplemental Notes
None

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